OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
SCHEDULE OF OPERATING LEASE LIABILITIES

Operating lease liabilities at December 31, 2023 and 2022, consist of:

	As of
	December 31,	December 31,
	2023	2022
Current portion	$362,720	$218,011
Long term portion	298,961	314,391
Total operating lease liabilities	$661,681	$532,402

SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS

The following summarizes total future minimum operating lease payments at December 31, 2023:

The periods ending December 31,
2024	$383,539
2025	137,588
2026	120,958
2027	59,860
Total minimum lease payments	701,945
Less: present value discount	(40,264)
Present value of minimum lease payments	$661,681